Defined Benefit Plans - Summary of Movements of Defined Benefit Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	€ 546	€ 409
Defined benefit expenses	57	132
Current year service cost	39	44
Interest expense	18	19
Remeasurements of the defined benefit obligations:
Past service cost	0	69
Remeasurements of defined benefit plans	15	160
Contributions paid	(148)	(83)
Benefits paid	(40)	(51)
Net exchange differences	27	(21)
Ending Balance	457	546
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	3,616	3,491
Current year service cost	39	46
Interest expense	173	172
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	6	53
- Actuarial gains and losses arising from changes in financial assumptions	(217)	61
Past service cost	0	109
Benefits paid	(237)	(252)
Net exchange differences	208	(65)
Other	2
Ending Balance	3,590	3,616
Defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	3,051	3,083
Interest expense	152	153
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	(208)	(21)
Contributions by employer	148	83
Benefits paid	(200)	(203)
Net exchange differences	180	(44)
Ending Balance	3,123	3,051
Reimbursement Rights [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	20	0
Current year service cost	0	2
Interest expense	3	0
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in financial assumptions	(18)	(25)
Past service cost	0	40
Benefits paid	4	2
Other	2	0
Ending Balance	9	20
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	368	225
Defined benefit expenses	42	113
Current year service cost	32	38
Interest expense	9	10
Remeasurements of the defined benefit obligations:
Past service cost	0	66
Remeasurements of defined benefit plans	19	167
Contributions paid	(148)	(83)
Benefits paid	(28)	(39)
Net exchange differences	16	(15)
Ending Balance	269	368
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	178	184
Defined benefit expenses	15	19
Current year service cost	7	6
Interest expense	9	9
Remeasurements of the defined benefit obligations:
Past service cost	0	4
Remeasurements of defined benefit plans	(5)	(7)
Contributions paid	0
Benefits paid	(12)	(12)
Net exchange differences	12	(6)
Ending Balance	189	€ 178
Aegon Ltd. [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit expenses	2
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	(2)
Transfer from AEN	53
Ending Balance	53
Aegon Ltd. [member] | Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit expenses	2
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	(1)
Transfer from AEN	49
Ending Balance	50
Aegon Ltd. [member] | Other Post Employment Benefit Plans [member]
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	(1)
Transfer from AEN	4
Ending Balance	€ 3